Benefits offered to employees (Details 5)	12 Months Ended
Dec. 31, 2025
Actuarial assumption of discount rates [member] | Health Cares [Member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	25.00%
Premise reduction	29.00%
Actuarial assumption of discount rates [member] | Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Premise increase	(5.00%)
Premise reduction	6.00%
Actuarial assumption of expected rates of pension increases [member] | Health Cares [Member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	(7.00%)
Premise reduction	(7.00%)
Actuarial assumption of expected rates of pension increases [member] | Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Premise increase	5.00%
Premise reduction	(5.00%)
Actuarial assumption of life expectancy after retirement [member] | Health Cares [Member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	34.00%
Premise reduction	(28.00%)
Actuarial assumption of life expectancy after retirement [member] | Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Premise increase	4.00%
Premise reduction	(5.00%)
Life expectancy	1 year